Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Lease periods expiring term	The Group’s leases have original lease periods expiring between 2021 and 2033.
Depreciation expenses of operating lease right-of-use assets	$ 43,032	$ 34,408	$ 33,531